                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            August 6, 2001
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                    102
                                            ---------------------------

Form 13F  Information Table Value Total:           $383,176,380
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                   FORM 13F
             Reporting Manager: Tupelo Capital Management, L.L.C.
                         Period Ended: June 30, 2001

                                                                              Item 6:                            Item 8:
                                                                       Investment Discretion                 Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:                (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                          Shared
                   of       CUSIP      Market       PRN      SH   PUT/  (a)     As     Shared                          As     (c)
Name of Issuer    Class     Number      Value      Amount    PRN  CALL  Sole  Defined   Other  Manager   (a) Sole   Defined  None
---------------------------------------------------------------------------------------------------------------------------------
AFLAC INC         COM     001055102    $3,287,556    104,400  SH                 x               1      104,400
ALCOA INC         COM     013817101    $4,310,360    109,400  SH                 x               1      109,400
AMDOCS LTD        COM       2256908    $4,254,150     79,000  SH                 x               1       79,000
AMERICAN EAGLE
 OUTFITTERS       COM     02553E106    $1,258,068     35,700  SH                 x               1       35,700
AOL TIME WARNER   COM     00184A105    $4,725,480     89,160  SH                 x               1       89,160
APEX SILVER
 MINES LTD        COM       2121556    $6,287,450    552,500  SH                 x               1      552,500
APEX SILVER
 MINES-WTS        WTS       2121556      $469,430    361,100  SH                 x               1      361,100
APPLIED
 BIOSYSTEMS
 GROUP-APP        COM     038020103    $3,394,575    126,900  SH                 x               1      126,900
APPLIED
 MATERIALS INC    COM     038222105    $4,865,810     99,100  SH                 x               1       99,100
AXA               COM       7088429    $4,552,619    159,300  SH                 x               1      159,300
BANK OF NEW
 YORK CO INC      COM     064057102    $4,622,400     96,300  SH                 x               1       96,300
BEBE STORES INC   COM     075571109    $4,050,324    138,900  SH                 x               1      138,900
BED BATH &
 BEYOND INC       COM     075896100    $6,530,160    209,300  SH                 x               1      209,300
BJ SERVICES CO    COM     055482103    $2,650,600     91,400  SH                 x               1       91,400
BRISTOL-MYERS
 SQUIBB CO        COM     110122108    $5,637,940    107,800  SH                 x               1      107,800
BROCADE
 COMMUNICATIONS
 SYS              COM     111621108    $5,555,937    126,300  SH                 x               1      126,300
CHINA MOBILE
 LTD/HK           COM       6073556    $3,768,850    713,500  SH                 x               1      713,500
CIENA CORP        COM     171779101    $4,043,200    106,400  SH                 x               1      106,400
CISCO SYSTEMS
 INC              COM     17275R102    $4,380,740    240,700  SH                 x               1      240,700
CITIGROUP INC     COM     172967101    $5,387,038    101,950  SH                 x               1      101,950
COLGATE-PALMOLIVE
 CO               COM     194162103    $3,787,158     64,200  SH                 x               1       64,200
CONOCO INC-CL A   COM     208251306    $2,707,200     96,000  SH                 x               1       96,000
DELIA*S
 CORPORATION-A    COM     24688Q101    $3,029,600    378,700  SH                 x               1      378,700
DELL COMPUTER
 CORP             COM     247025109    $5,530,725    211,500  SH                 x               1      211,500
DOLLAR TREE
 STORES INC       COM     256747106    $1,133,088     40,700  SH                 x               1       40,700
EBAY INC          COM     278642103    $6,287,382     91,800  SH                 x               1       91,800
EMC CORP/MASS     COM     268648102    $3,059,550    104,600  SH                 x               1      104,600
ENTERCOM
 COMMUNICATIONS
 CORP             COM     293639100    $3,414,957     63,700  SH                 x               1       63,700
ESPRIT HOLDINGS
 LTD              COM       6321642    $6,282,761  5,731,400  SH                 x               1    5,731,400
GEMSTAR-TV GUIDE
 INTL INC         COM     36866W106    $3,361,140     78,900  SH                 x               1       78,900
GENENTECH INC     COM     368710406    $4,733,090     85,900  SH                 x               1       85,900
GENERAL DYNAMICS
 CORP             COM     369550108    $4,108,368     52,800  SH                 x               1       52,800
GILLETTE COMPANY  COM     375766102    $1,579,955     54,500  SH                 x               1       54,500
HANG SENG BANK
 LTD              COM       6408374    $2,750,847    268,200  SH                 x               1      268,200
HOME DEPOT INC    COM     437076102    $6,517,000    140,000  SH                 x               1      140,000


                                   FORM 13F
             Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: June 30, 2001

                                                                              Item 6:                            Item 8:
                                                                       Investment Discretion                 Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:                (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                          Shared
                   of       CUSIP      Market       PRN      SH   PUT/  (a)     As     Shared                          As     (c)
Name of Issuer    Class     Number      Value      Amount    PRN  CALL  Sole  Defined   Other  Manager   (a) Sole   Defined  None
---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD
 INTERNATIONAL
 INC              COM     441815107    $4,909,120     73,600  SH                 x               1       73,600
HUTCHISON
 WHAMPOA LTD      COM       6448068    $5,872,975    581,690  SH                 x               1      581,690
HYDRIL COMPANY    COM     448774109    $2,076,624     91,200  SH                 x               1       91,200
INFOSYS
 TECHNOLOGIES-SP
 ADR              ADR     456788108    $1,501,500     23,100  SH                 x               1       23,100
ING GROEP N.V.    COM       7154182    $4,556,837     69,500  SH                 x               1       69,500
INTL BUSINESS
 MACHINES CORP    COM     459200101    $7,932,600     70,200  SH                 x               1       70,200
JOHNSON ELECTRIC
 HLDGS            COM       6281939    $4,549,438  3,316,400  SH                 x               1    3,316,400
JULIUS BAER
 HOLDING AG-B     COM       4116958    $5,549,264      1,440  SH                 x               1        1,440
KIMBERLY-CLARK
 CORP             COM     494368103    $2,744,690     49,100  SH                 x               1       49,100
KOHLS CORP        COM     500255104    $5,056,038     80,600  SH                 x               1       80,600
LAMAR ADVERTISING
 CO               COM     512815101    $1,760,000     40,000  SH                 x               1       40,000
LEHMAN BROTHERS
 HOLDINGS INC     COM     524908100    $4,796,604     62,100  SH                 x               1       62,100
LI & FUNG LTD     COM       6286257    $5,759,605  3,509,600  SH                 x               1    3,509,600
MERRILL LYNCH
 & CO             COM     590188108    $2,755,125     46,500  SH                 x               1       46,500
MICRON TECHNOLOGY
 INC              COM     595112103    $5,647,140    137,400  SH                 x               1      137,400
MINNESOTA MINING
 & MFG CO         COM     604059105    $4,358,620     38,200  SH                 x               1       38,200
NABORS INDUSTRIES
 INC              COM     629568106    $2,575,951     69,246  SH                 x               1       69,246
NEUBERGER BERMAN
 INC              COM     641234109    $6,752,400     99,300  SH                 x               1       99,300
NEWELL RUBBERMAID
 INC              COM     651229106    $2,861,400    114,000  SH                 x               1      114,000
NOKIA CORP -SPON
 ADR              ADR     654902204    $4,444,657    200,300  SH                 x               1      200,300
NOVELLUS SYSTEMS
 INC              COM     670008101    $6,638,751    116,900  SH                 x               1      116,900
NTL INCORPORATED  COM     629407107    $1,704,545    141,456  SH                 x               1      141,456
NTT DOCOMO INC    ADR       6129277    $5,567,872     64,000  SH                 x               1       64,000
OMI CORP - NEW    COM       2256469    $2,877,930    513,000  SH                 x               1      513,000
OMNICOM GROUP     COM     681919106    $4,429,000     51,500  SH                 x               1       51,500
ON2 TECHNOLOGIES
 INC              COM     68338A107      $130,118    302,600  SH                 x               1      302,600
ONI SYSTEMS CORP  COM     68273F103    $4,676,040    167,600  SH                 x               1      167,600
PEOPLESOFT INC    COM     712713106    $6,970,968    141,600  SH                 x               1      141,600
PFIZER INC        COM     717081103    $9,219,510    230,200  SH                 x               1      230,200
PMC - SIERRA INC  COM     69344F106    $3,802,968    122,400  SH                 x               1      122,400
PRECISION
 CASTPARTS CORP   COM     740189105      $684,786     18,300  SH                 x               1       18,300
PROVIDIAN
 FINANCIAL CORP   COM     74406A102    $4,161,760     70,300  SH                 x               1       70,300
RADIAN GROUP INC  COM     750236101    $2,702,060     66,800  SH                 x               1       66,800
REDIFF.COM INDIA
 LIMITED-ADR      ADR     757479100      $954,652    472,600  SH                 x               1      472,600
SAMSUNG
 ELECTRONICS      COM       6771720    $5,070,335     34,370  SH                 x               1       34,370


                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: June 30, 2001

                                                                              Item 6:                            Item 8:
                                                                       Investment Discretion                 Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:                (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                          Shared
                   of       CUSIP      Market       PRN      SH   PUT/  (a)     As     Shared                          As     (c)
Name of Issuer    Class     Number      Value      Amount    PRN  CALL  Sole  Defined   Other  Manager   (a) Sole   Defined  None
---------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP      COM     800907107    $3,239,944    138,400  SH                 x               1      138,400
SAP AG-SPONSORED
 ADR              ADR     803054204    $6,256,547    178,300  SH                 x               1      178,300
SIEBEL SYSTEMS
 INC              COM     826170102    $5,651,450    120,500  SH                 x               1      120,500
STANLEY WORKS     COM     854616109    $4,665,432    111,400  SH                 x               1      111,400
SYNTROLEUM CORP   COM     871630109    $2,871,531    315,900  SH                 x               1      315,900
TAIWAN
 SEMICONDUCTOR-SP
 ADR              ADR     874039100    $7,187,908    473,200  SH                 x               1      473,200
TALBOTS INC       COM     874161102    $4,252,500     97,200  SH                 x               1       97,200
TELEFONOS DE
 MEXICO-SP ADR L  ADR     879403780    $3,961,661    112,900  SH                 x               1      112,900
TEXAS INSTRUMENTS
 INC              COM     882508104    $5,493,180    172,200  SH                 x               1      172,200
THE GAP INC       COM     364760108    $1,566,000     54,000  SH                 x               1       54,000
THE PMI GROUP
 INC              COM     69344M101    $1,633,620     22,800  SH                 x               1       22,800
TIBCO SOFTWARE
 INC              COM     88632Q103    $1,053,525     82,500  SH                 x               1       82,500
TIFFANY & CO      COM     886547108    $2,781,696     76,800  SH                 x               1       76,800
TITAN
 PHARMACEUTICALS
 INC              COM     888314101    $6,020,006    200,600  SH                 x               1      200,600
TYCO
 INTERNATIONAL
 LTD              COM     902124106    $4,982,705     91,409  SH                 x               1       91,409
TYCOM LTD         COM       2613064    $1,763,000    102,500  SH                 x               1      102,500
UNITED
 TECHNOLOGIES
 CORP             COM     913017109    $6,622,704     90,400  SH                 x               1       90,400
VERITAS SOFTWARE
CORP              COM     923436109    $4,563,958     68,600  SH                 x               1       68,600
VIACOM INC-CL A   COM     925524100    $1,013,064     19,100  SH                 x               1       19,100
WADDELL & REED
 FINANCIAL-A      COM     930059100    $1,387,475     43,700  SH                 x               1       43,700
WAL-MART STORES
 INC              COM     931142103    $5,094,720    104,400  SH                 x               1      104,400
XILINX INC        COM     983919101    $2,453,780     59,500  SH                 x               1       59,500
XL CAPITAL LTD
 -CLASS A         COM       2283401    $3,497,460     42,600  SH                 x               1       42,600

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.

ALCOA INC         COM     013817101      $258,875        950         (c)         x               1
BED BATH & BEYOND
 INC              COM     075896100      $385,000      7,000         (c)         x               1
CHARTER
 COMMUNICATIONS
 INC-A            COM     16117M107      $840,000      6,000         (c)         x               1
CORNING INC       COM     219350105       $20,000      1,000         (c)         x               1
DELL COMPUTER
 CORP             COM     247025109      $610,000     15,250         (c)         x               1
ERICSSON (LM)
 TEL-SP ADR       ADR     294821400    $1,361,250     16,500         (c)         x               1
NASDAQ-100 INDEX
TRCKNG STCK       COM     631100104    $2,250,000     10,000         (c)         x               1
SUN MICROSYSTEMS
 INC              COM     866810104      $700,000      4,000         (c)         x               1
SUN MICROSYSTEMS
 INC              COM     866810104      $370,000      4,000         (c)         x               1
